Summary of Fair Value and Related Notional Amounts of Derivative Instruments (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Designated as Hedging Instrument [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value		$ 60	$ 128
Derivative asset, Notional amount		654	942
Derivative liability, Fair value		93	11
Derivative liability, Notional amount		1,127	288
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value		25	75
Derivative asset, Notional amount		2,131	2,078
Derivative liability, Fair value		73	110
Derivative liability, Notional amount		2,336	1,681
Not Designated as Hedging Instrument [Member] | Equity Contracts [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value		1,070	633
Derivative asset, Notional amount		15,738	10,821
Derivative liability, Notional amount		2,081	1,246
Not Designated as Hedging Instrument [Member] | Total Return Swaps and Other Derivative contracts [Member]
Summary of fair value of derivative instruments
Derivative liability, Fair value		12	2
Derivative liability, Notional amount		2	2
Not Designated as Hedging Instrument [Member] | Accrued Interest [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value		9	10
Derivative liability, Fair value		6	11
Not Designated as Hedging Instrument [Member] | Subject to Master Netting Arrangement [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value		(62)	(71)
Derivative liability, Fair value		(62)	(71)
Not Designated as Hedging Instrument [Member] | Other Derivative [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value		1,102	775
Derivative liability, Fair value		122	63
Not Designated as Hedging Instrument [Member] | Cash Collateral Received Or Pledged [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value	[1]	(998)	(660)
Derivative liability, Fair value	[1]	106	29
Not Designated as Hedging Instrument [Member] | Securities Received Or Pledged [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value	[1],[2]	(101)	(89)
Derivative liability, Fair value	[1],[2]		30
Not Designated as Hedging Instrument [Member] | Uncollateralized Position [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value		3	26
Derivative liability, Fair value		16	4
Other Assets Liabilities [Member]
Summary of fair value of derivative instruments
Derivative asset, Fair value		1,155	836
Derivative asset, Notional amount		18,523	13,841
Derivative liability, Fair value		178	123
Derivative liability, Notional amount		$ 5,546	$ 3,217

[1]	Excludes initial margin posted on derivatives of $114 million and $146 million as of December 31, 2017 and 2016, respectively.
[2]	Securities received as collateral are recorded off-balance sheet.